U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

October 16, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”)
Post-Effective Amendment (“PEA”) No. 34 for the Company (“Registration Statement”) (File Nos. 333-78275; 811-09303)

Dear Ms. Stirling:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Kinetics Mutual Funds, Inc. is Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A, for the purpose of adding one new series to the Company:  the Kinetics Paradigm Absolute Return Fund (the “Fund”).  The Fund will issue four classes of shares:  Advisor Class A shares, Advisor Class C shares, Institutional Class shares and No Load shares.

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing.  At or before the 75-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC